Document and Entity Information	Jan. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 22, 2026
Entity File Number	001-42437
Entity Registrant Name	Anteris Technologies Global Corp.
Entity Central Index Key	0002011514
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-1407174
Entity Address, Address Line One	9 Sherwood Road
Entity Address, Address Line Two	Toowong Tower, Level 3, Suite 302
Entity Address, City or Town	Toowong
Entity Address, Country	AU
Entity Address, Postal Zip Code	4066
City Area Code	61
Local Phone Number	7 3152 3200
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AVR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false